Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Disclosure and Measurement on Recurring Basis

		Fair value measurement or disclosure at December 31, 2019 using
	Total fair value at December 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
		(In millions)
Fair value disclosure
Cash equivalents
Time deposits	10,848		10,848
Money market fund	1,719	1,719
Short-term investments
Held-to-maturity debt investments	107,654		107,654
Long-term investments:
Held-to-maturity debt investment	491		491
Long-term notes payable	45,282		45,282
Convertible senior notes	14,142		14,142
Fair value measurements on a recurring basis
Short-term investments
Available-for-sale debt investments	5,637		5,637
Long-term investments
Equity investments at fair value with readily determinable fair value	11,334	11,334
Investments accounted for at fair value	1,819			1,819
Available-for-sale debt investments	3,970			3,970
Other non-current assets
Derivative instruments	24		24

Total assets measured at fair value	22,784	11,334	5,661	5,789

Accounts payable and accrued liabilities
Derivative instruments	125			125
Amounts due to related parties, current
Financial liability	401		401

Total liabilities measured at fair value	526	—	401	125

Assets and liabilities measured at fair value on a recurring basis or disclosed at fair value are summarized below:

			Fair value measurement or disclosure at June 30, 2020 using
	Total fair value at June 30, 2020		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	USD	RMB	RMB	RMB
	(In millions)
	(unaudited)
Fair value disclosure
Cash equivalents
Time deposits	5,465	774		5,465
Money market funds	1,062	150	1,062
Short-term investments
Held-to-maturity debt investments	126,071	17,844		126,071
Long-term investments
Held-to-maturity debt investments	513	73		513
Long-term notes payable	49,241	6,970		49,241
Convertible senior notes	14,243	2,016		14,243
Fair value measurement on a recurring basis
Short-term investments
Available-for-sale debt investments	7,152	1,012		7,152
Long-term investments:
Equity investments at fair value with readily determinable fair value	12,469	1,765	12,469
Investment accounted for at fair value	1,831	259			1,831
Available-for-sale debt investments	3,601	510			3,601

Total assets measured at fair value	25,053	3,546	12,469	7,152	5,432

Amounts due to related parties, current
Financial liability	344	49		344
Other non-current liabilities
Derivative instruments	85	12		85

Total liabilities measured at fair value	429	61		429

Schedule of rolling forward of Investments accounted for at fair value categorized within Level 3 under the fair value hierarchy
Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:
Investment accounted for at fair value:

Amounts
RMB
(In millions)
(unaudited)
Balance at December 31, 2019	1,819
Additions	129
Disposals	(14)
Net unrealized fair value decrease recognized in earning	(110)
Foreign currency translation adjustments	7

Balance at June 30, 2020	1,831

Balance at June 30, 2020, in US$	259

Schedule of rolling forward of available-for-sale debt investments categorized within Level 3 under the fair value hierarchy
Available-for-sale
debt investments:

Amounts
RMB
(In millions)
(unaudited)
Balance at December 31, 2019	3,970
Additions	5
Disposal	(500)
Reclassification	67
Net unrealized fair value increase recognized in other comprehensive income	18
Accrued interest	32
Foreign currency translation adjustments	9

Balance at June 30, 2020	3,601

Balance at June 30, 2020, in US$	510

Summary of Assets Measured at Fair Value on a Non-Recurring Basis
The following table summarizes our assets held as of December 31, 2019 and June 30, 2020 for which a non-recurring
fair value measurement was recorded during the year ended December 31, 2019 and period ended June 30, 2020:

	Total fair value		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment		Impairment
	RMB	US$	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions)
Fair value measurements on a non-recurring basis
For the year ended December 31, 2019
Long-term investments	22,778	—	14,105	358	8,315	(230)	—	(9,989)	—
Intangible assets	76	—	—	—	76	—	—	(406)	—
For the six months ended June 30, 2020 (unaudited)
Long-term investments (i)	10,120	1,432	—	—	10,120	1,302	184	(2,460)	(348)
Intangible assets	62	9	—	—	62	—	—	(335)	(47)

(i)
The Company recognized impairment charges of long-term investments during the three months ended March 31, 2020 and June 30, 2020, due to the outbreak of COVID-19 resulting declined financial performances and changes in business circumstances of theses investees.